Mezzanine Equity - Summary of Activities of Preference Shares (Details)	6 Months Ended
Jun. 30, 2024 USD ($)
Temporary Equity [Line Items]
Beginning Balance	$ 40,017,013
Accretion of redeemable preference shares	740,851
Issuance of Series B+ redeemable preference shares upon conversion of convertible debts	9,651,560
Ending Balance	50,409,424
Series Angel Preference Shares
Temporary Equity [Line Items]
Beginning Balance	1,176,340
Ending Balance	1,176,340
Series Angel Redeemable Preference Shares
Temporary Equity [Line Items]
Beginning Balance	1,176,340
Ending Balance	1,176,340
Series A Redeemable Preference Shares
Temporary Equity [Line Items]
Beginning Balance	8,043,015
Accretion of redeemable preference shares	249,314
Ending Balance	8,292,329
Series A+ redeemable preference shares
Temporary Equity [Line Items]
Beginning Balance	3,795,370
Ending Balance	3,795,370
Series B Redeemable Preference Shares
Temporary Equity [Line Items]
Beginning Balance	25,825,948
Accretion of redeemable preference shares	422,304
Ending Balance	26,248,252
Series B+ Redeemable Preference Shares
Temporary Equity [Line Items]
Accretion of redeemable preference shares	69,233
Issuance of Series B+ redeemable preference shares upon conversion of convertible debts	9,651,560
Ending Balance	$ 9,720,793